MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM by JPMorgan 2010 Fund
Supplement dated December 14, 2018 to the
Summary Prospectus dated February 1, 2018
and the Prospectus dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus, and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and Prospectus, and any previous supplements.
The following information pertains to the MassMutual RetireSMARTSM by JPMorgan 2010 Fund:
The Board of Trustees of the MassMutual Select Funds has approved the reorganization of the MassMutual RetireSMARTSM by JPMorgan 2010 Fund (the “2010 Fund”) into the MassMutual RetireSMARTSM by JPMorgan In Retirement Fund (the “In Retirement Fund”). The reorganization is expected to occur in January 2019. A shareholder vote is not required to complete the transaction. This supplement provides written notice of the reorganization to the 2010 Fund’s shareholders, as required by the Prospectus.
Under the terms of the Agreement and Plan of Reorganization, the 2010 Fund’s assets and liabilities will be transferred to the In Retirement Fund in return for shares of the In Retirement Fund. Those shares will be distributed pro rata to shareholders of the 2010 Fund in exchange for their 2010 Fund shares. Shareholders of the 2010 Fund will thus become shareholders of the In Retirement Fund and will receive shares of the In Retirement Fund with a value equal to their shares of the 2010 Fund at the time of the reorganization. The reorganization is expected to be a tax-free event for federal income tax purposes.
The 2010 Fund and the In Retirement Fund have the same investment objective – to seek current income and some capital appreciation. Additionally, the investment policies, strategies, and restrictions of the In Retirement Fund are substantially similar to the investment policies, strategies, and restrictions of the 2010 Fund. The summary prospectus for the In Retirement Fund is being mailed with this supplement. The summary prospectus for the In Retirement Fund is also available at www.massmutual.com/funds or by calling 1-888-309-3539.
The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the In Retirement Fund, nor is it a solicitation of any proxy.
Effective immediately, the section entitled “Purchase and Sale of Fund Shares” (page 51 of the Prospectus) is restated in its entirety as follows:
Purchase and Sale of Fund Shares
Shares of the Fund are generally available to retirement plans, other institutional investors, and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).
The Board of Trustees of the Fund has approved the reorganization of the Fund into the MassMutual RetireSMARTSM by JPMorgan In Retirement Fund. The reorganization is expected to occur in January 2019. No assurance can be given that the reorganization will occur.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M RS 2010-18-07
RS 2010-18-03

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM by JPMorgan 2015 Fund
Supplement dated December 14, 2018 to the
Summary Prospectus dated February 1, 2018
and the Prospectus dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus, and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and Prospectus, and any previous supplements.
The following information pertains to the MassMutual RetireSMARTSM by JPMorgan 2015 Fund:
The Board of Trustees of the MassMutual Select Funds has approved the reorganization of the MassMutual RetireSMARTSM by JPMorgan 2015 Fund (the “2015 Fund”) into the MassMutual RetireSMARTSM by JPMorgan In Retirement Fund (the “In Retirement Fund”). The reorganization is expected to occur in January 2019. A shareholder vote is not required to complete the transaction. This supplement provides written notice of the reorganization to the 2015 Fund’s shareholders, as required by the Prospectus.
Under the terms of the Agreement and Plan of Reorganization, the 2015 Fund’s assets and liabilities will be transferred to the In Retirement Fund in return for shares of the In Retirement Fund. Those shares will be distributed pro rata to shareholders of the 2015 Fund in exchange for their 2015 Fund shares. Shareholders of the 2015 Fund will thus become shareholders of the In Retirement Fund and will receive shares of the In Retirement Fund with a value equal to their shares of the 2015 Fund at the time of the reorganization. The reorganization is expected to be a tax-free event for federal income tax purposes.
The 2015 Fund and the In Retirement Fund have the same investment objective – to seek current income and some capital appreciation. Additionally, the investment policies, strategies, and restrictions of the In Retirement Fund are substantially similar to the investment policies, strategies, and restrictions of the 2015 Fund. The summary prospectus for the In Retirement Fund is being mailed with this supplement. The summary prospectus for the In Retirement Fund is also available at www.massmutual.com/funds or by calling 1-888-309-3539.
The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the In Retirement Fund, nor is it a solicitation of any proxy.
Effective immediately, the section entitled “Purchase and Sale of Fund Shares” (page 59 of the Prospectus) is restated in its entirety as follows:
Purchase and Sale of Fund Shares
Shares of the Fund are generally available to retirement plans, other institutional investors, and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).
The Board of Trustees of the Fund has approved the reorganization of the Fund into the MassMutual RetireSMARTSM by JPMorgan In Retirement Fund. The reorganization is expected to occur in January 2019. No assurance can be given that the reorganization will occur.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M RS 2015-18-07
RS 2015-18-03